CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Oct. 24, 2023	Oct. 18, 2023	Oct. 11, 2023	Dec. 31, 2022
Unitholders' Deficit
Ordinary shares, par value (in dollars per share)			$ 0.0001
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Convertible Promissory Note – Related Party	Outstanding loan amount	Outstanding loan amount				Outstanding loan amount
Liabilities and Unitholders’ Capital
Ordinary Shares subject to possible redemption (in shares)	9,338,421	9,338,421				23,000,000
Temporary Equity, Par or Stated Value Per Share	$ 10.88	$ 10.71				$ 10.24
Unitholders' Deficit
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001
Preferred units authorized (in shares)	1,000,000	1,000,000				1,000,000
Preferred units outstanding (in shares)	0	0				0
Class A Units
Unitholders' Deficit
Ordinary shares, shares authorized (in shares)	10,975,000	10,975,000				10,975,000
Common units issued (in shares)	10,875,000	10,875,000				10,875,000
Common units outstanding (in shares)	10,875,000	10,875,000				10,875,000
Class A Units | Learn CW Investment Corporation
Liabilities and Unitholders’ Capital
Ordinary Shares subject to possible redemption (in shares)	9,338,421	9,338,421				23,000,000
Unitholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000				200,000,000
Common units issued (in shares)		0				0
Common units outstanding (in shares)	0	0				0
Class B Ordinary Shares | Learn CW Investment Corporation
Unitholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000				20,000,000
Common units issued (in shares)	5,750,000	5,750,000				5,750,000
Common units outstanding (in shares)	5,750,000	5,750,000				5,750,000